Stock Based Incentive Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Nonvested Stock Option Activity
Number of Options, stock options outstanding, beginning of year	2,828,077	2,728,139	2,199,611
Stock awards compensation granted	232,647	242,500	763,994
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, stock options outstanding, end of year	1,785,157	2,828,077	2,728,139
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 7.94	$ 8.29	$ 9.51
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 7.35	$ 7.94	$ 8.29
Nonvested [Member]
Summary of Nonvested Stock Option Activity
Number of Options, stock options outstanding, beginning of year	790,528	977,950	597,363
Stock awards compensation granted	232,647	242,500	763,994
Number of Options, Vested	(342,017)	(366,827)	(353,886)
Number of Options, Forfeited	(74,776)	(63,095)	(29,521)
Number of Options, stock options outstanding, end of year	606,382	790,528	977,950
Weighted Average Exercise Price, Stock options outstanding, beginning of year	$ 5.90	$ 6.38	$ 15.31
Weighted Average Exercise Price, Granted	$ 2.92	$ 4.28	$ 4.77
Weighted Average Grant Date Fair Value of Options, vested	$ 6.30	$ 6.29	$ 17.82
Weighted Average Exercise Price, Forfeited	$ 3.76	$ 4.84	$ 8.16
Weighted Average Exercise Price, Stock options outstanding, end of year	$ 4.79	$ 5.90	$ 6.38